Distribution of Capital Expenditures by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 33,026	$ 36,005	$ 31,593
Ireland
Property, Plant and Equipment [Line Items]
Capital Expenditures	12,406	16,987	16,095
Rest Of Europe
Property, Plant and Equipment [Line Items]
Capital Expenditures	2,506	4,795	5,869
U.S.
Property, Plant and Equipment [Line Items]
Capital Expenditures	13,389	10,222	5,852
Other
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 4,725	$ 4,001	$ 3,777